Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Communication Services: 8.7%
1,610,679		AT&T, Inc.	$28,251,310	4.3
260,553		Fox Corp. - Class A	8,905,701	1.3
296,864		Paramount Global - Class B	6,943,649	1.0
121,861	(1)	Walt Disney Co.	13,658,181	2.1
			57,758,841	8.7

		Consumer Discretionary: 5.3%
60,793	(1)	Aptiv PLC	5,679,890	0.9
139,177	(1)	Caesars Entertainment, Inc.	6,001,312	0.9
38,697	(1)	Expedia Group, Inc.	3,972,247	0.6
49,041		McDonald's Corp.	12,372,063	1.9
75,487		Ralph Lauren Corp.	6,894,228	1.0
			34,919,740	5.3

		Consumer Staples: 6.3%
157,201		Coca-Cola Co.	9,700,874	1.5
284,577		Kraft Heinz Co.	10,643,180	1.6
224,788		Philip Morris International, Inc.	21,465,006	3.2
			41,809,060	6.3

		Energy: 8.3%
430,811		BP PLC ADR	13,286,211	2.0
41,133		Chevron Corp.	6,501,482	1.0
146,419		ConocoPhillips	16,025,560	2.4
67,793		Diamondback Energy, Inc.	9,035,451	1.4
86,270		Valero Energy Corp.	10,103,942	1.5
			54,952,646	8.3

		Financials: 18.5%
194,893		Apollo Global Management, Inc.	10,832,153	1.6
69,367		Arthur J. Gallagher & Co.	12,594,966	1.9
73,611		Assurant, Inc.	11,666,607	1.8
347,847		Bank of New York Mellon Corp.	14,446,086	2.2
415,987		Equitable Holdings, Inc.	12,375,613	1.9
82,818		First Republic Bank	12,574,257	1.9
211,049		JPMorgan Chase & Co.	24,002,603	3.6
162,192		Nasdaq, Inc.	9,655,290	1.4
305,753		Truist Financial Corp.	14,321,471	2.2
			122,469,046	18.5

		Health Care: 15.3%
89,276	(2)	Alcon, Inc.	5,863,648	0.9
309,917	(1)	Boston Scientific Corp.	12,492,754	1.9
282,939		Bristol-Myers Squibb Co.	19,072,918	2.9
37,536		Eli Lilly & Co.	11,306,969	1.7
26,434		Humana, Inc.	12,735,373	1.9
33,727		McKesson Corp.	12,377,809	1.9
27,129		Thermo Fisher Scientific, Inc.	14,793,986	2.2
29,129	(1)	Vertex Pharmaceuticals, Inc.	8,207,387	1.2
32,095		Zoetis, Inc.	5,023,830	0.7
			101,874,674	15.3

		Industrials: 9.0%
72,355		Booz Allen Hamilton Holding Corp.	6,924,374	1.0
444,253		Howmet Aerospace, Inc.	15,739,884	2.4
300,564		nVent Electric PLC	9,906,589	1.5
193,835		Raytheon Technologies Corp.	17,396,691	2.6
34,114	(1)	United Rentals, Inc.	9,962,653	1.5
			59,930,191	9.0

		Information Technology: 11.4%
44,214		Analog Devices, Inc.	6,699,747	1.0
21,575		Broadcom, Inc.	10,768,298	1.6
4,605		Constellation Software, Inc./Canada	6,932,027	1.1
120,041		Dolby Laboratories, Inc.	8,791,803	1.3
51,243		Motorola Solutions, Inc.	12,473,059	1.9
44,469		Paychex, Inc.	5,484,806	0.8
75,812	(1)	PayPal Holdings, Inc.	7,083,873	1.1
17,158		Roper Technologies, Inc.	6,907,468	1.0
69,134	(1)	Salesforce, Inc.	10,793,200	1.6
			75,934,281	11.4

		Materials: 4.7%
28,484		Air Products & Chemicals, Inc.	7,190,786	1.1
82,545		Alcoa Corp.	4,084,327	0.6
76,101		CF Industries Holdings, Inc.	7,873,409	1.2
75,352		Eastman Chemical Co.	6,857,032	1.0
28,315		Reliance Steel & Aluminum Co.	5,322,654	0.8
			31,328,208	4.7

		Real Estate: 4.7%
75,732		ProLogis, Inc.	9,429,391	1.4
57,588	(1)	Ryman Hospitality Properties	4,734,886	0.7
153,647		UDR, Inc.	6,894,141	1.0
133,865		Welltower, Inc.	10,260,752	1.6
			31,319,170	4.7

		Utilities: 6.6%
65,589		Ameren Corp.	6,074,853	0.9
70,075		American Electric Power Co., Inc.	7,021,515	1.0
115,032		Entergy Corp.	13,263,190	2.0
150,187		Exelon Corp.	6,594,711	1.0
130,206		NextEra Energy, Inc.	11,075,322	1.7
			44,029,591	6.6
	Total Common Stock
	(Cost $591,945,643)		656,325,448	98.8

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Repurchase Agreements: 0.9%
1,381,251	(3) Bank of America Inc., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,381,338, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,408,876, due 06/20/46-08/20/52)	$1,381,251	0.2
1,381,251	(3) Daiwa Capital Markets, Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,381,338, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,408,876, due 09/01/22-09/01/52)	1,381,251	0.2
409,098	(3) HSBC Securities USA, Repurchase Agreement dated 08/31/22, 2.26%, due 09/01/22 (Repurchase Amount $409,123, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $417,280, due 09/30/22-08/15/52)	409,098	0.1
1,381,251	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,381,338, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,408,876, due 04/30/24-08/20/52)	1,381,251	0.2
1,381,251	(3) Truist Securities Inc., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,381,338, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,408,983, due 11/01/35-08/01/52)	1,381,251	0.2

	Total Repurchase Agreements
	(Cost $5,934,102)	5,934,102	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
7,326,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.170%
	(Cost $7,326,000)	7,326,000	1.1

	Total Short-Term Investments
	(Cost $13,260,102)	13,260,102	2.0

	Total Investments in Securities (Cost $605,205,745)	$669,585,550	100.8
	Liabilities in Excess of Other Assets	(5,251,024)	(0.8)
	Net Assets	$664,334,526	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2022.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$656,325,448	$–	$–	$656,325,448
Short-Term Investments	7,326,000	5,934,102	–	13,260,102
Total Investments, at fair value	$663,651,448	$5,934,102	$–	$669,585,550

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $612,245,451.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$99,110,049
Gross Unrealized Depreciation	(41,766,101)

Net Unrealized Appreciation	$57,343,948